April 13, 2007


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re:   Touchstone Funds Group Trust
      File Nos.  33-70958 and 811-8104

Ladies and Gentlemen:

Attached is Form N-14 Registration Statement for the Touchstone Funds Group Trust. The filing is being filed to reflect the reorganization of the Touchstone Pitcairn Select Value Fund into the Touchstone Diversified Value Fund.

Very truly yours,


/s/ Jay S. Fitton
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Jay S. Fitton
Assistant Secretary